Summary of Significant Accounting Policies - Change in Balance of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012
Change in the balance of goodwill
Beginning of year	$ 68,948	$ 67,919	$ 72,664
Additions to goodwill	999
Foreign translation effect	(1,498)	6,887
Impairment of goodwill		(5,858)
End of year	$ 68,449	$ 68,948	$ 72,664